Commitments (Minimum Annual Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Buildings [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	$ 2,278
Buildings [Member] | 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	713
Buildings [Member] | 2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	626
Buildings [Member] | 2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	626
Buildings [Member] | 2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	313
Motor Vehicles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	892
Motor Vehicles [Member] | 2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	456
Motor Vehicles [Member] | 2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	333
Motor Vehicles [Member] | 2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum annual lease payments	$ 103